As filed with the United States Securities and Exchange Commission on July 10, 2013
1933 Act Reg. No. 033-39519
1940 Act Reg. No. 811-05686

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 63	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 67

(Check appropriate box or boxes.)
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter A. Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 One Commerce Square, Suite 2600
Houston, TX 77046-1173	Philadelphia, Pennsylvania 19103-7018
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph a(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 10th day of July, 2013.

Registrant:	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURUTIES FUNDS)

By:	/s/ Philip A. Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	July 10, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	July 10, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	July 10, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	July 10, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	July 10, 2013

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	July 10, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	July 10, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	July 10, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	July 10, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	July 10, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	July 10, 2013

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	July 10, 2013

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	July 10, 2013

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	July 10, 2013

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	July 10, 2013

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 51 on December 21, 2010.